Taxation - Schedule of (Loss) Profit from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Profit from Continuing Operations Before Income Taxes [Abstract]
Non-PRC	$ 13,308	$ 13,576	$ (25,432)
PRC	(3,597)	3,894	(4,863)
(Loss) profit from continuing operations before income taxes	$ 9,711	$ 17,470	$ (30,295)